Significant acquisition of businesses (Details) € in Millions														1 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 21, 2024 USD ($)	Oct. 21, 2024 EUR (€)	Oct. 15, 2024	May 30, 2024 USD ($)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	May 03, 2024 USD ($)	Oct. 03, 2023 USD ($)	Aug. 11, 2023 USD ($)	Jul. 14, 2023 USD ($)	Feb. 17, 2022 USD ($)	Dec. 22, 2021 USD ($)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 SFr / shares	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	May 30, 2024 EUR (€)	Apr. 11, 2024 USD ($)	Apr. 11, 2024 EUR (€)	Dec. 31, 2023 SFr / shares	Sep. 18, 2023 USD ($)	Sep. 18, 2023 EUR (€)	Dec. 31, 2022 SFr / shares
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)																$ 4,629,000,000	$ 3,925,000,000
Profit (loss) from discontinued operations																	6,282,000,000	$ 906,000,000
Par value per share | SFr / shares																			SFr 0.49									SFr 0.49			SFr 0.50
Deferred tax liability (asset)																(1,940,000,000)	(2,061,000,000)	(1,053,000,000)
Intangible assets other than goodwill																26,915,000,000	26,879,000,000
Revenue from sale of goods																50,317,000,000	45,440,000,000	42,206,000,000
Other borrowings																523,000,000
Dividend in kind distribution liability									$ 13,962,000,000
Borrowings																24,722,000,000	20,627,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed									5,315,000,000
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net									5,860,000,000								5,860,000,000
Non-controlling interests																80,000,000	83,000,000
Other current financial assets																1,998,000,000	1,035,000,000
Goodwill
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																24,756,000,000	23,341,000,000	29,301,000,000
Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																25,665,000,000	23,391,000,000	29,596,000,000
Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																(909,000,000)	(50,000,000)	(295,000,000)
Intangible Assets other than Goodwill
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																26,915,000,000	26,879,000,000	31,644,000,000
Intangible Assets other than Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																60,206,000,000	58,319,000,000	69,684,000,000
Intangible Assets other than Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																(33,291,000,000)	(31,440,000,000)	(38,040,000,000)
Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																7,222,000,000	5,329,000,000	4,421,000,000
Acquired research and development [member] | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																9,621,000,000	7,822,000,000	7,092,000,000
Acquired research and development [member] | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																(2,399,000,000)	(2,493,000,000)	(2,671,000,000)
Currently marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																16,912,000,000	20,017,000,000	25,513,000,000
Currently marketed products | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																45,462,000,000	46,909,000,000	58,249,000,000
Currently marketed products | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill																	(300,000,000)
Intangible assets and goodwill																(28,550,000,000)	(26,892,000,000)	(32,736,000,000)
Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																2,781,000,000	1,533,000,000	1,710,000,000
Other intangible assets | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																5,123,000,000	3,588,000,000	4,343,000,000
Other intangible assets | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																$ (2,342,000,000)	(2,055,000,000)	(2,633,000,000)
Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction																The conditions precedent to the spin-off were met and on October 3, 2023 the spin-off of the Sandoz business was effected by way of a distribution of a dividend in kind of Sandoz Group AG shares to Novartis AG shareholders and American Depositary Receipt (ADR) holders (the Distribution). Through the Distribution, each Novartis AG shareholder received one Sandoz Group AG share for every five Novartis AG shares and each Novartis ADR holder received one Sandoz ADR for every five Novartis ADR that they held at the close of business on October 3, 2023. As of October 4, 2023, the shares of Sandoz Group AG have been listed on the SIX Swiss Exchange (SIX) under the stock symbol “SDZ”.
Gyroscope Therapeutics Holdings plc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value												$ 1,000,000,000.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment												(800,000,000)	$ (800,000,000)
Identifiable assets acquired (liabilities assumed)												900,000,000
Additional recognition, goodwill												100,000,000
Deferred tax liability (asset)												200,000,000
Intangible assets other than goodwill												1,100,000,000
Potential milestone maximum payments													$ 700,000,000
Contingent consideration recognised as of acquisition date												$ 200,000,000
Chinook Therapeutics
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										$ 3,300,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents										(3,200,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment										(100,000,000)
Identifiable assets acquired (liabilities assumed)										2,400,000,000
Additional recognition, goodwill										900,000,000
Other net assets										300,000,000
Deferred tax liability (asset)										400,000,000
Intangible assets other than goodwill										2,500,000,000
Potential milestone maximum payments										300,000,000
Contingent consideration recognised as of acquisition date										$ 100,000,000
DTx Pharma Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											$ 600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents											(600,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment											(100,000,000)
Identifiable assets acquired (liabilities assumed)											400,000,000
Additional recognition, goodwill											200,000,000
Deferred tax liability (asset)											100,000,000
Intangible assets other than goodwill											400,000,000
Potential milestone maximum payments											500,000,000
Contingent consideration recognised as of acquisition date											$ 30,000,000
Kate Therapeutics, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 518,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents	(427,000,000)
Portion of consideration paid consisting of cash and cash equivalents upfront payment	(6,000,000)
Identifiable assets acquired (liabilities assumed)	234,000,000
Additional recognition, goodwill	284,000,000
Deferred tax liability (asset)	41,000,000
Other net assets liabilities	(1,000,000)
Potential milestone maximum payments	700,000,000
Customary purchase price adjustment	2,000,000
Contingent consideration recognised as of acquisition date	91,000,000
Kate Therapeutics, Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	135,000,000
Kate Therapeutics, Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	$ 135,000,000
MorphoSys AG
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 2,500,000,000																				€ 2,300.0		€ 2,600.0
Portion of consideration paid consisting of cash and cash equivalents upfront payment					(200,000,000)	$ (1,900,000,000)	€ (1,700.0)							$ (300,000,000)	€ (300.0)
Identifiable assets acquired (liabilities assumed)					700,000,000
Additional recognition, goodwill					$ 1,900,000,000
Percentage of Share capital in tender offer						65.00%	65.00%							65.00%	65.00%											65.00%	65.00%
Cash offer per ordinary share																										$ 68
Percentage of share capital tendered at the expiration of the tender offer					89.70%																				89.70%
Deferred tax liability (asset)					$ 100,000,000
Intangible assets other than goodwill					1,100,000,000
Consideration paid for share capital tendered at the subsequent offering period of the tender offer					300,000,000																				€ 300.0
Other net assets liabilities					$ (200,000,000)
Impairment loss recognised in profit or loss, intangible assets and goodwill																$ (900,000,000)
Percentage of share capital purchased by the company outside the tender offer																					3.20%	3.20%	1.70%	1.70%
Proportion of ownership interests held by non-controlling interests				0.00%	10.30%
Non-controlling interests					$ 100,000,000
Financial investments and other receivable					200,000,000
Other current financial assets					400,000,000
Financial debt to third parties					900,000,000
Purchase of non-controlling interests																					$ 90,000,000	€ 83.0	$ 47,000,000	€ 44.0
Percentage of share capital owned				100.00%																94.50%			91.40%	91.40%
Payment to the former remaining minority shareholders		$ 156,000,000	€ 144.0
Terminal Growth Rate																(15.00%)
Discount Rate (post-tax)																8.50%
MorphoSys AG | Goodwill | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill																$ 1,000,000,000.0
MorphoSys AG | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill					600,000,000
MorphoSys AG | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill					$ 500,000,000
Mariana Oncology, Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 1,280,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents								(1,040,000,000.00)
Portion of consideration paid consisting of cash and cash equivalents upfront payment								(80,000,000)
Identifiable assets acquired (liabilities assumed)								754,000,000
Additional recognition, goodwill								528,000,000
Deferred tax liability (asset)								133,000,000
Other net assets liabilities								(10,000,000)
Potential milestone maximum payments								750,000,000
Contingent consideration recognised as of acquisition date								239,000,000
Mariana Oncology, Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill								344,000,000
Mariana Oncology, Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill								$ 473,000,000
Continuing operations
Disclosure of detailed information about business combination [line items]
Depreciation, property, plant and equipment																885,000,000	916,000,000	967,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill																(1,433,000,000)	(3,048,000,000)	(1,301,000,000)
Continuing operations | Goodwill
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill																(910,000,000)
Continuing operations | Intangible Assets other than Goodwill
Disclosure of detailed information about business combination [line items]
Amortisation, intangible assets other than goodwill																3,457,000,000	3,960,000,000	3,760,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill																(523,000,000)	(3,048,000,000)
Continuing operations | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill																(471,000,000)	(2,544,000,000)
Continuing operations | Currently marketed products
Disclosure of detailed information about business combination [line items]
Amortisation, intangible assets other than goodwill																2,964,000,000	3,319,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill																	(310,000,000)
Continuing operations | Other intangible assets
Disclosure of detailed information about business combination [line items]
Amortisation, intangible assets other than goodwill																493,000,000	641,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill																$ (52,000,000)	(194,000,000)
Discontinued operations
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)																		413,000,000
Intangible assets other than goodwill									1,481,000,000
Revenue from sale of goods																	$ 7,428,000,000	$ 9,372,000,000
Discontinued operations | Sandoz
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances									(3,300,000,000)
Other borrowings																													$ 3,300,000,000
Dividend in kind distribution liability									14,000,000,000.0
Borrowings																				$ 3,700,000,000
Financial assets, at fair value									$ 500,000,000
Percentage of equity interest shares received									4.31%
Discontinued operations | Sandoz | Bridge loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings | €																														€ 2,400.0
Discontinued operations | Sandoz | Term loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																													500,000,000	€ 200.0
Discontinued operations | Sandoz | Local bilateral facilities [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																													$ 400,000,000
Subsidiaries [member] | The Medicines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary																100.00%